FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 5) - Currency risk [member] - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Net P and L Exposure	R$ (263,437)	R$ (1,001,328)
Argentina, Pesos
IfrsStatementLineItems [Line Items]
Net P and L Exposure	(4,614)	(5,783)
Angola, Kwanza
IfrsStatementLineItems [Line Items]
Net P and L Exposure	53,723	318,660
Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Net P and L Exposure	(43,445)	33,381
Chile, Pesos
IfrsStatementLineItems [Line Items]
Net P and L Exposure	256,121	169,301
Japan, Yen
IfrsStatementLineItems [Line Items]
Net P and L Exposure	(3,268)	77,178
Turkey, New Lira
IfrsStatementLineItems [Line Items]
Net P and L Exposure	214,936	266,541
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Net P and L Exposure	R$ (736,890)	R$ (1,860,606)